Goodwill	6 Months Ended
Jun. 30, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
Goodwill
The following table provides a summary of additions to goodwill for each reporting period.

Goodwill	Carrying Value
(In thousands)
Balance as of December 31, 2011	$52,956
Acquisition of CASEE January 2012	17,741
Adjustment to Mobile Interactive Group, Ltd. purchase consideration	771
Foreign exchange differences	43
Balance as of June 30, 2012	$71,511